Tortoise Power and Energy Infrastructure Fund
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2022

	Principal Amount/Shares	Fair Value
Corporate Bonds - 55.1%(1)
Crude Oil Pipelines - 6.3% (1)
United States - 6.3% (1)
Enbridge, Inc. 5.500%, 07/15/2077	$7,042,000	$6,448,677
Natural Gas Gathering/Processing - 19.6% (1)
United States - 19.6%(1)
Antero Midstream Partners LP 5.750%, 03/01/2027 (3)	3,800,000	3,600,500
Blue Racer Midstream LLC 6.625%, 07/15/2026 (3)	5,900,000	5,585,656
EnLink Midstream LLC 5.375%, 06/01/2029	4,000,000	3,740,000
Hess Corporation 5.625%, 02/15/2026 (3)	4,160,000	4,056,291
The Williams Companies, Inc. 4.550%, 06/24/2024	3,000,000	3,007,641
		19,990,088
Natural Gas/Natural Gas Liquids Pipelines - 19.4% (1)
United States - 19.4%(1)
Cheniere Corp. 7.000%, 06/30/2024	4,000,000	4,113,240
Cheniere Corp. 5.875%, 03/31/2025	2,000,000	2,043,105
DT Midstream, Inc. 4.375%, 06/15/2031 (3)	2,000,000	1,710,000
NGPL PipeCo LLC 3.250%, 07/15/2031 (3)	1,500,000	1,255,611
ONEOK, Inc. 7.500%, 09/01/2023	2,000,000	2,051,000
ONEOK, Inc.6.350%, 01/15/2031	3,000,000	3,138,327
Rockies Express Pipeline LLC 4.950%, 07/15/2029 (3)	3,000,000	2,704,762
Tallgrass Energy LP 5.500%, 01/15/2028 (3)	3,250,000	2,813,379
		19,829,424
Renewables and Power Infrastructure - 3.7% (1)
United States - 3.7% (1)
NextEra Energy, Inc. 4.800%, 12/01/2077	4,500,000	3,748,559
Refined Product Pipelines - 1.5% (1)
United States - 1.5% (1)
Buckeye Partners LP 5.850%, 11/15/2043	2,000,000	1,525,968
Other - 4.6% (1)
United States - 4.6% (1)
New Fortress Energy, Inc. 6.500%, 09/30/2026 (3)	5,000,000	4,710,325
Total Corporate Bonds
(Cost $60,242,845)		56,253,041

Common Stock - 35.9% (1)
Crude Oil Pipelines - 6.7% (1)
Canada - 2.2% (1)
Enbridge, Inc.	53,741	2,215,204
United States - 4.5% (1)
Plains GP Holdings LP	389,094	4,661,346
Natural Gas Gathering/Processing - 4.2% (1)
United States - 4.2% (1)
EnLink Midstream LLC	90,965	924,205
Equitrans Midstream Corp.	108,596	1,006,685
Hess Midstream Partners LP	66,901	1,893,967
Kinetik Holdings, Inc.	11,954	440,744
		4,265,601
Natural Gas/Natural Gas Liquids Pipelines - 19.5% (1)
United States - 19.5% (1)
DT Midstream, Inc.	24,885	1,373,901
Excelerate Energy, Inc.	11,787	302,690
Kinder Morgan, Inc.	214,709	3,933,469
ONEOK, Inc.	42,252	2,587,090
Targa Resources Corp.	69,258	4,725,473
TC Energy Corporation	48,667	2,345,749
The Williams Companies, Inc.	135,347	4,605,859
		19,874,231
Renewables and Power Infrastructure - 5.5% (1)
United States - 5.5% (1)
Archaea Energy, Inc. (2)	26,704	527,671
Atlantica Sustainable Infrastructure PLC	16,523	552,199
DTE Energy Company	8,116	1,057,839
NextEra Energy Partners, LP	8,013	657,787
Sempra Energy	16,927	2,792,447
		5,587,943
Total Common Stock
(Cost $30,465,498)		36,604,325

Master Limited Partnerships - 33.7% (1)
Crude Oil Pipelines - 3.2% (1)
United States - 3.2% (1)
NuStar Energy LP	90,687	1,447,365
PBF Logistics LP	30,650	567,944
Shell Midstream Partners LP	77,365	1,223,141
		3,238,450
Natural Gas Gathering/Processing - 4.3% (1)
United States - 4.3% (1)
Western Midstream Partners, LP	154,434	4,341,140
Natural Gas/Natural Gas Liquids Pipelines - 14.3% (1)
United States - 14.3% (1)
DCP Midstream, LP	110,091	4,185,660
Energy Transfer LP	407,632	4,773,371
Enterprise Products Partners LP	213,683	5,624,136
		14,583,167
Other - 0.2% (1)
United States - 0.2% (1)
Westlake Chemical Partners LP	8,074	193,857
Refined Product Pipelines - 11.7% (1)
United States - 11.7% (1)
Holly Energy Partners LP	30,993	550,436
Magellan Midstream Partners LP	78,332	4,044,281
MPLX LP	226,804	7,398,346
		11,993,063
Total Master Limited Partnerships
(Cost $25,110,044)		34,349,677

Short-Term Investment - 0.3% (1)
United States Investment Company - 0.3% (1)
Invesco Government & Agency Portfolio - Institutional Class, 2.238% (4)
(Cost $330,667)	330,667	330,667

Total Investments - 125.0% (1)
(Cost $116,149,054) (1)		127,537,710
Other Assets in Excess of Liabilities - 0.3% (1)		339,253
Credit Facility Borrowings - (25.3)% (1)		(25,800,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$102,076,963

(1)	Calculated as a percentage of net assets.
(2)	Non-income producing security.
(3)	Restricted securities have a total fair value of $26,436,524, which represents 25.9% of total net assets.
(4)	Rate indicated is the current yield as of August 31, 2022.

Summary of Fair Value Exposure
The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liablities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.  The Fund’s investments are carried at fair value.

Municipal Bonds —Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most municipal bonds are categorized in Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Directors. The Board of Directors will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Fund’s valuation committee.

When fair value pricing is employed, security prices that the Fund uses to calculate its NAV may differ from quoted or published prices for the same securities. Due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different (higher or lower) than the price of the security quoted or published by others, the value when trading resumes, and/or the value realized upon the security’s sale. Therefore, if a shareholder purchases or redeems Fund shares when the Fund holds securities priced at a fair value, the number of shares purchased or redeemed may be higher or lower than it would be if the Fund were using market value pricing.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of August 31, 2022:

	Level 1	Level 2	Level 3	Total
Common Stock(a)	$36,604,325	$-	$-	$36,604,325
Master Limited Partnerships(a)	34,349,677	-	-	34,349,677
Corporate Bonds(a)	-	56,253,041	-	56,253,041
Short Term Investment(b)	330,667	-	-	330,667
Total Investments	$71,284,669	$56,253,041	$-	$127,537,710

(a) All other industry classifications are identified in the Schedule of Investments.
(b) Short-term investment is a sweep investment for cash balances.

The following tables present each Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the period ended August 31, 2022:

Preferred Stock	TPZ
Balance – beginning of period	$616,324
Purchases	-
Return of capital	-
Sales	(560,381)
Total realized gain/loss	77,282
Change in unrealized gain/loss	(133,225)
Balance – end of period	$-

Refer to the Schedule of Investments for further information on the classification of investments.